Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000166149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.34%	5.29%	3.03%	2.67%
C000166148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	2.20%	5.02%	2.76%	2.40%
C000166150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.36%	5.35%	3.07%	2.69%
C000195948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.33%)	3.19%	1.09%		2.19%
C000195947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.46%)	2.93%	0.85%		2.04%
C000201952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(4.44%)	(1.18%)	0.03%		1.63%
C000201952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	(0.46%)	2.94%	0.85%		2.04%
C000195949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.31%)	3.24%	1.14%		2.21%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	(0.47%)	2.71%	(0.23%)	1.11%
ICE BofA US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Municipal Securities Index
Average Annual Return, Percent	(0.06%)	3.49%	1.19%		2.46%
Bloomberg U S Treasury Inflation Protected Securities TIPS 0 5 Years Index Series L [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)
Average Annual Return, Percent	2.26%	5.37%	3.16%	2.77%